Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment

The following is a summary of DP&L’s Property, plant and equipment with corresponding composite depreciation rates at December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
$ in millions		Composite Rate		Composite Rate
Regulated:
Transmission	$391.7	2.3%	$386.7	2.4%
Distribution	1,851.2	3.0%	1,796.4	3.2%
General	30.0	4.9%	30.9	3.6%
Non-depreciable	60.7	N/A	60.4	N/A
Total property, plant and equipment in service	$2,333.6	2.9%	$2,274.4	3.0%

In June 2018, DP&L closed on a transmission asset transaction with Duke and AEP, where ownership stakes in certain previously co-owned transmission assets were exchanged to eliminate co-ownership. Each previously co-owned transmission asset became wholly-owned by one of DP&L, Duke or AEP after the transaction. This transaction also resulted in cash proceeds to DP&L of $10.6 million and no gain or loss was recorded on the transaction.

AROs
We recognize AROs in accordance with GAAP which requires legal obligations associated with the retirement of long-lived assets to be recognized at their fair value at the time those obligations are incurred. Upon initial recognition of a legal liability, costs are capitalized as part of the related long-lived asset and depreciated over the useful life of the related asset. The DP&L AROs are for our retired Hutchings EGU and relate primarily to asbestos removal. These AROs are recorded within Other non-current liabilities on the balance sheets.

Estimating the amount and timing of future expenditures of this type requires significant judgment. Management routinely updates these estimates as additional information becomes available.

Changes in the Liability for Generation AROs

	2019	2018
Balance at beginning of year	$4.7	$8.0
Settlements (a)	—	(3.3)
Balance at end of year	$4.7	$4.7

(a)	Primarily includes settlement related to transfer of Beckjord Facility. See Note 15 – Dispositions for additional information.

Asset Removal Costs
We continue to record costs of removal for our regulated transmission and distribution assets through our depreciation rates and recover those amounts in rates charged to our customers. There are no known legal AROs associated with these assets. We have recorded $143.6 million and $139.1 million in estimated costs of removal at December 31, 2019 and 2018, respectively, as regulatory liabilities for our transmission and distribution property. These amounts represent the excess of the cumulative removal costs recorded through depreciation rates versus the cumulative removal costs actually incurred. See Note 3 – Regulatory Matters for additional information.

Changes in the Liability for Transmission and Distribution Asset Removal Costs

	2019	2018
Balance at beginning of year	$139.1	$132.8
Additions	14.8	14.3
Settlements	(10.3)	(8.0)
Balance at end of year	$143.6	$139.1